THE PHOENIX EDGE SERIES FUND

                SUPPLEMENT TO THE PROSPECTUS DATED AUGUST 9, 2002




Northern Trust Investments, Inc. ("Northern") has replaced Deutsche Asset Management, Inc. ("DAMI") as subadvisor for the following series:

---------------------------------------------------------- -----------------------------------------------------
                   CURRENT SERIES NAME                                       NEW SERIES NAME
---------------------------------------------------------- -----------------------------------------------------
Phoenix-Deutsche Dow 30 Series                             Phoenix-Northern Dow 30 Series
Phoenix-Deutsche Nasdaq-100 Index(R) Series                Phoenix-Northern Nasdaq-100 Index(R) Series
---------------------------------------------------------- -----------------------------------------------------

SUBADVISOR - Northern serves as subadvisor to the series. Northern's principal place of business is located at 50 LaSalle Street, Chicago, Illinois 60675. Northern has been engaged in the investment management business since 1889, specializing in personal wealth and institutional money management. As of September 30, 2002, Northern had approximately $293 billion in assets under management.

PORTFOLIO MANAGEMENT - The management team previously employed by DAMI will manage the series at Northern.



Alliance Capital Management L.P. ("Alliance") has replaced J.P. Morgan Investment Management Inc. as subadvisor for the following series:

---------------------------------------------------------- -----------------------------------------------------
                   CURRENT SERIES NAME                                       NEW SERIES NAME
---------------------------------------------------------- -----------------------------------------------------
Phoenix-J.P. Morgan Research Enhanced Index Series         Phoenix-Alliance/Bernstein Enhanced Index Series
---------------------------------------------------------- -----------------------------------------------------

SUBADVISOR - Alliance, through its Bernstein Investment Research and Management Unit ("Bernstein"), also serves as the subadvisor to the Phoenix-Sanford Bernstein Global Value Series, the Phoenix-Sanford Bernstein Mid-Cap Value Series, the Phoenix-Sanford Bernstein Small-Cap Value Series, and the Phoenix-Alliance/Bernstein Growth + Value Series. Alliance is a global leading investment management firm supervising client accounts with assets as of December 31, 2002 totaling approximately $387 billion. Bernstein services the former investment research and management business of Sanford C. Bernstein & Co., Inc., a registered investment advisor and broker/dealer acquired by Alliance in October 2000, that managed value-oriented investment portfolios since 1967. Alliance is located at 1345 Avenue of the Americas, New York, New York 10105.

PORTFOLIO MANAGEMENT - Day-to-day investment decisions for the series will be made by Bernstein's Investment Policy Group for Enhanced Markets, which is chaired by Steven Pisarkiewicz. Mr. Pisarkiewicz joined Bernstein in 1989 and assumed his current position as Chief Investment Officer for Enhanced Market Services in 1998.



Dated: January 31, 2003        Please keep this supplement for future reference.



TF810